Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Cumulative Adjustment of the Valuation of Fin Instruments [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2024		$ 2,778	$ 10,931,692	$ (669,350)		$ (9,145,542)	$ 1,119,578
Balance, shares at Dec. 31, 2024	1	2,778,061
Issuance of shares in connection with the underwritten public offering		$ 237	1,411,663				1,411,900
Issuance of shares in connection with the underwritten public offering, shares		236,695
Option agreement		$ 66	499,934				500,000
Option agreement, shares		66,496
Stock-based compensation		$ 157	1,356,638				1,356,795
Stock based compensation, shares		157,259
Change in foreign currency translation				176,477			176,477
Net loss						(2,799,353)	(2,799,353)
Balance at Jun. 30, 2025		$ 3,238	14,199,927	(492,873)		(11,944,895)	1,765,397
Balance, shares at Jun. 30, 2025	1	3,238,511
Balance at Dec. 31, 2025		$ 3,475	15,871,112	(504,376)		(14,565,737)	804,474
Balance, shares at Dec. 31, 2025	1	3,474,972
Issuance of shares in connection with the underwritten public offering		$ 1,380	9,989,420				9,990,800
Issuance of shares in connection with the underwritten public offering, shares		1,380,000
Stock-based compensation		$ 228	2,367,940				2,368,168
Stock based compensation, shares		228,364
Change in foreign currency translation
Net loss						(5,367,731)	(5,367,731)
Adjustment of the valuation of fin. instruments					59,004		59,004
Balance at Jun. 30, 2026		$ 5,083	$ 28,228,472	$ (504,376)	$ 59,004	$ (19,933,468)	$ 7,854,715
Balance, shares at Jun. 30, 2026	1	5,083,336